Property, Equipment, and Leasehold Improvements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation and Other Amortization Expenses [Line Items]
Depreciation and amortization expense of property, equipment and leasehold improvements	$ 5.8	$ 4.7	$ 4.2